Drilling rigs, drillships, machinery and equipment, net	6 Months Ended
Jun. 30, 2015
Drilling Rigs, Drillships, Machinery And Equipment, Net [Abstract]
Drilling rigs, drillships, machinery and equipment, net
6.  Drilling rigs, drillships, machinery and equipment, net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$7,331,372	$(1,123,739)	$6,207,633
Additions/ Transfer from drillships under construction	821,784	-	821,784
Depreciation	-	(175,909)	(175,909)
Balance June 30, 2015	$8,153,156	(1,299,648)	6,853,508

As of June 30, 2015, all of the Company's operating drilling rigs and drillships have been pledged as collateral to secure bank loans, the Company's 6.50% senior secured notes due 2017 and term loan B facilities (Note 8).